Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($) customer	Dec. 31, 2022 CLP ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,702	2,611
Amount | $	$ 7,853,447	$ 3,559,928
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer		1,856
Amount | $		$ 255,178
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,702	755
Amount | $	$ 7,853,447	$ 3,304,750